Other Non-Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Other Non-Current Assets, Net [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets, net consisted of the following:

	As of March 31,
	2025	2024
Prepayment of long-term equipment and mold model (1)	$3,430,925	$3,637,002
Deposits and others (2)	119,260	116,644
Subtotal	3,550,185	3,753,646
Less: impairment loss	(39,822)	-
Other non-current assets, net	$3,510,363	$3,753,646

(1)	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.

(2)	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.